10. BIOLOGICAL ASSETS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Current biological assets	R$ 1,513.1	R$ 1,510.5
Noncurrent biological assets	1,061.3	903.7
Biological assets	2,574.4	2,414.2
Forests [Member]
Disclosure of detailed information about biological assets [line items]
Noncurrent biological assets	R$ 362.9	R$ 263.9